Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]		Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Current assets
Amount due from subsidiaries		$ 34,168,088	$ 4,389,924	$ 35,644,714
Cash and cash equivalents				15,851
Total current assets		34,168,088	4,389,924	35,660,565
Non-current assets
Intangible assets		11,044,438	1,418,992	13,541,442
Interests in a subsidiary		780	100	780
Total non-current assets		11,045,218	1,419,092	13,542,222
Total assets		45,213,306	5,809,016	49,202,787
Liabilities and shareholders’ equity
Accrual		1,089,662	140,000	1,087,478
Total liabilities		1,089,662	140,000	1,087,478
Shareholders’ equity
Additional paid-up capital		50,994,645	6,551,803	50,994,645
Accumulated losses		(6,880,907)	(884,060)	(2,889,242)
Total shareholders’ equity		44,123,644	5,669,016	48,115,309
Total liabilities and shareholders’ equity		45,213,306	5,809,016	49,202,787
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares, value	[1]	8,443	1,085	8,443
Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares, value	[1]	$ 1,463	$ 188	$ 1,463

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.